Annual Total Returns[BarChart] - AST Multi-Sector Fixed Income Portfolio - No Share Class	2014	2015	2016	2017	2018	2019	2020
Total	11.17%	(3.07%)	8.93%	8.72%	(5.59%)	18.71%	12.65%